FAIR VALUE (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019
Statement [Line Items]
Investments	$ 184,000	$ 13,386,000
Mineral property investments	0	6,435
Fair value, beginning	27,171,000	26,114,000	$ 0
Option - PC Gold	5,216,000	4,347,000
Level 1
Statement [Line Items]
Investments	184,000	13,386,000
Mineral property investments	0	0
Fair value, beginning	0	0
Option - PC Gold	0	0
Level 2
Statement [Line Items]
Investments	0	0
Mineral property investments	0	0
Fair value, beginning	0	0
Option - PC Gold	0	0
Level 3
Statement [Line Items]
Investments	0	0
Mineral property investments	0	6,435,000
Fair value, beginning	27,171,000	26,114,000
Option - PC Gold	$ 5,216,000	$ 4,347,000